Allowance for Credit Losses (Tables)	9 Months Ended
Sep. 30, 2024
Credit Loss [Abstract]
Summary of Expected Credit Allowance Activity

The following table summarizes the expected credit allowance activity for settlement receivables, net, accounts receivable, net, and financial guarantee contracts and other, for the nine months ended September 30, 2024:

	Accounts receivable, net	Settlement receivables, net (2)	Financial guarantee contracts and other	Total allowance for current expected credit losses
Balance as of December 31, 2023	$5,240	$5,197	$11,650	$22,087
Credit loss expense	19,385	1,996	2,306	23,687
Recoveries	2,848	2,146	-	4,994
Write-Offs	(20,829)	(4,445)	(3,197)	(28,471)
Other (1)	29	(233)	12	(192)
Balance as of September 30, 2024	$6,673	$4,661	$10,771	$22,105

(1)
Other mainly relates to the impact of foreign exchange.
(2)
Recoveries / (losses) from freestanding credit enhancements related to Settlement receivables, net, were $177 and ($160) for the three and nine months ended September 30, 2024, respectively, and $401 and ($276) for the three and nine months ended September 30, 2023, respectively. Recoveries from freestanding credit enhancements related to Settlement receivables, net are recorded separately from expected credit losses in "Selling, general and administrative" in the unaudited condensed consolidated statement of comprehensive loss.